CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 197,543	$ 235,133	$ 234,866
Cost of Revenues	143,318	$ 151,498	$ 155,210
Impairment of long lived assets	10,137
Gross profit (loss)	44,088	$ 83,635	$ 79,656
Research and development, net	22,412	25,158	27,900
Selling and marketing	24,823	32,537	32,214
General and administrative	18,644	$ 20,903	23,071
Restructuring costs	1,508		$ 564
Goodwill impairment	20,402
Operating income (loss)	(43,701)	$ 5,037	$ (4,093)
Financial expenses, net	(7,243)	(3,837)	(6,239)
Income (loss) before taxes	(50,944)	1,200	(10,332)
Taxes on income (tax benefit)	1,190	1,901	(755)
Loss from continuing operations	(52,134)	(701)	(9,577)
Loss from discontinued operations	(200)	(795)	(8,320)
Loss	(52,334)	(1,496)	(17,897)
Depreciation and amortization expenses	15,072	15,951	17,559
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	100,935	130,306	141,576
Cost of Revenues	$ 63,425	77,587	94,966
Impairment of long lived assets
Gross profit (loss)	$ 37,510	52,719	46,610
Research and development, net	14,175	17,084	17,200
Selling and marketing	16,839	23,401	22,759
General and administrative	6,622	7,808	9,973
Restructuring costs	$ 1,078		406
Goodwill impairment
Operating income (loss)	$ (1,204)	4,426	(3,728)
Depreciation and amortization expenses	4,546	4,885	4,996
Operation income (loss) after adjustment of corporate overhead allocations			(2,292)
Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	41,112	54,817	48,211
Cost of Revenues	$ 30,715	37,023	33,773
Impairment of long lived assets
Gross profit (loss)	$ 10,397	17,794	14,438
Research and development, net	8,237	8,074	10,700
Selling and marketing	6,947	7,809	8,139
General and administrative	6,271	5,961	7,744
Restructuring costs	421		158
Goodwill impairment	20,402
Operating income (loss)	(31,881)	(4,050)	(12,303)
Depreciation and amortization expenses	7,322	8,220	8,469
Operation income (loss) after adjustment of corporate overhead allocations			(10,738)
Services [Member]
Segment Reporting Information [Line Items]
Revenues	55,496	50,010	45,079
Cost of Revenues	49,178	36,888	26,471
Impairment of long lived assets	10,137
Gross profit (loss)	$ (3,819)	$ 13,122	$ 18,608
Research and development, net
Selling and marketing	$ 1,037	$ 1,327	$ 1,316
General and administrative	5,751	7,134	$ 5,354
Restructuring costs	$ 9
Goodwill impairment
Operating income (loss)	$ (10,616)	4,661	$ 11,938
Depreciation and amortization expenses	$ 3,204	$ 2,846	4,094
Operation income (loss) after adjustment of corporate overhead allocations			$ 8,937